CALVERT INTERNATIONAL EQUITY FUND

Supplement to

Calvert Equity and Asset Allocation Funds Prospectus
Class A, B, C and Y
dated January 31, 2013

Calvert Equity Funds Prospectus
Class I
dated January 31, 2013

Date of Supplement: February 15, 2013

The portfolio management table under “Portfolio Management – Investment Subadvisors” in the Fund Summary for Calvert International Equity Fund is revised and restated as follows in order to add Rolf Kelly of Thornburg Investment Management, Inc.:

Investment Subadvisors. Thornburg Investment Management, Inc. (“Thornburg”) and Martin Currie, Inc. (“Martin Currie”) (each a “Subadvisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
William V. Fries,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg
Wendy Trevisani	Co-Portfolio Manager,	Since
	Managing Director,	December 2009
Thornburg
Lei “Rocky” Wang,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg
Rolf Kelly, CFA	Co-Portfolio Manager,	Since February
	Managing Director,	2013
Thornburg
David Sheasby	Portfolio Manager, Global	Since
	Equities and Head of ESG,	December 2009
Martin Currie
Christine	Director, Portfolio Manager,	Since
Montgomery	Martin Currie	December 2009

In addition, the portfolio management table for Thornburg Investment Management, Inc. under “Management of Fund Investments – More Information About the Advisor, Subadvisors and Portfolio Managers – Calvert International Equity Fund” is revised and restated as follows in order to add Rolf Kelly:

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Lei “Rocky” Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Rolf Kelly, CFA	December 2012 – present: Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
2011 – December 2012: Associate Portfolio Manager, Thornburg
2007 – 2011: Equity Research Analyst, Thornburg

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